Fair Value (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The table below presents the balances of assets and liabilities measured at fair value on a recurring basis at December 31, 2017 and 2016.

Financial Assets	Level 1	Level 2	Level 3	Total
	(Amounts in thousands)
Securities Available for Sale
As of December 31, 2017
Corporate debt obligations	$—	$1,033	$—	$1,033
Residential mortgage-backed securities	—	36,863	—	36,863
Collateralized mortgage-backed securities	—	95	—	95
Total	$—	$37,991	$—	$37,991
As of December 31, 2016
Corporate debt obligations	$—	$1,011	$—	$1,011
Residential mortgage-backed securities	—	43,240	—	43,240
Collateralized mortgage-backed securities	—	166	—	166
Collateralized debt obligations	—	—	437	437
Total	$—	$44,417	$437	$44,854

Changes in Level 3 Assets Measured at Fair Value on a Recurring Basis
The changes in Level 3 assets measured at fair value on a recurring basis are summarized as follows for the years ended December 31:

	Securities Available for Sale
	2017	2016
	(Amounts in thousands)
Beginning balance at January 1,	$437	$462
Settlements	(437)	(25)
Ending balance December 31,	$—	$437

Fair Value on a Non-recurring Basis
Fair Value on a Non-Recurring Basis:

Certain assets and liabilities are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).

Financial Assets	Level 1	Level 2	Level 3	Total
	(Amounts in thousands)
As of December 31, 2017
Collateral dependent impaired loans	$—	$—	$9,093	$9,093
OREO	$—	$—	$7,248	$7,248
As of December 31, 2016
Collateral dependent impaired loans	$—	$—	$16,070	$16,070
OREO	$—	$—	$10,528	$10,528

Summary of Carrying Value and Fair Value of Financial Instruments
The following table summarizes the carrying amounts and fair values for financial instruments at December 31, 2017 and December 31, 2016:

	Level in Fair Value Hierarchy	December 31, 2017		December 31, 2016
		Carrying Value	Fair Value	Carrying Value	Fair Value
		(Amounts in thousands)
Financial Assets:
Cash and cash equivalents	Level 1	$42,113	$42,113	$70,720	$70,720
Investment securities AFS	(1)	37,991	37,991	44,854	44,854
Investment securities HTM	Level 2	2,268	2,468	2,224	2,411
Restricted stock	Level 2	6,172	6,172	4,658	4,658
Loans held for sale	Level 2	1,541	1,541	—	—
Loans, net	(2)	995,184	1,001,655	836,373	844,290
Accrued interest receivable	Level 2	4,025	4,025	3,117	3,117
Financial Liabilities:
Demand and savings deposits	Level 2	$498,522	$498,522	$446,026	$446,027
Time deposits	Level 2	367,861	368,863	342,668	344,300
Borrowings	Level 2	128,053	127,552	93,053	90,362
Accrued interest payable	Level 2	719	719	655	655

(1) See the recurring fair value table above.
(2) For non-impaired loans, Level 2; for impaired loans, Level 3.